Offerings	Sep. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt Convertible into Equity
Security Class Title	0% Convertible Senior Notes Due 2031
Amount Registered | shares	1,150,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,150,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 158,815.00
Offering Note	The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act") and represents deferred payment of the registration fees in connection with the Registrant's registration statement on Form S-3ASR (Registration No. 333-277559) paid with the filing of this prospectus supplement. The amount registered is $1,150,000,000.00, which represents the aggregate principal amount of 0% Convertible Senior Notes due 2031 (the "Notes") the offer and sale of which are registered by the registration statement relating to the prospectus supplement to which this exhibit is attached. This amount includes $150,000,000.00 aggregate principal amount of Notes that may be offered and sold pursuant to the exercise in full of the underwriters' over-allotment option to purchase additional Notes (the "Additional Notes"). The amount set forth in the column titled "Maximum Aggregate Offering Price" includes the maximum aggregate offering price attributable to the Additional Notes.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The amount registered includes 2,875,000 shares of common stock, of which (i) up to 2,601,300 shares of Common Stock are issuable upon conversion of the Notes at the initial maximum conversion rate of 2.2620 shares of Common Stock per $1,000 aggregate principal amount of Notes and (ii) up to 2,875,000 shares of Common Stock are issuable upon the Registrant's election to satisfy any holder repurchase election with respect to the Notes with shares of Common Stock, by conversion of such Notes into up to 2,875,000 shares of Common Stock in the aggregate as described in the prospectus supplement to which this exhibit is attached (the "Notes Share Settlement"). Pursuant to Rule 416 under the Securities Act, the amount of shares of Common Stock the offer and sale of which is registered by the registration statement relating to the prospectus supplement to which this exhibit is attached includes an indeterminate number of shares of Common Stock that may be issued in connection with stock splits, stock dividends, or similar transactions. No additional consideration will be received in connection with the exercise of (i) the conversion privilege or (ii) the Notes Share Settlement. Pursuant to Rule 457(i) under the Securities Act, there is no filing fee payable with respect to the shares of Common Stock that may be issuable upon conversion of the Notes, in each case, as set forth above, because no additional consideration will be received in connection with the exercise of the conversion privilege of the Notes or the Notes Share Settlement.